Debt and Derivative Instruments	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt and Derivative Instruments

(9) Debt and Derivative Instruments

The following represents the Company’s debt obligations as of December 31, 2019 and 2018:

Secured Debt Facilities, Revolving Credit Facilities, Term Loan and Bonds Payable	2019		2018
	Outstanding	Average Interest	Outstanding	Average Interest	Final Maturity
TL Revolving Credit Facility	$1,280,037	3.29%	$1,272,074	4.00%	September 2023
TL 2019 Term Loan	158,371	3.50%	—	—	December 2026
TMCL II Secured Debt Facility (1)	689,658	3.49%	654,485	4.36%	July 2026
TMCL V 2017-1 Bonds	316,395	3.91%	353,884	3.91%	May 2042
TMCL V 2017-2 Bonds	395,836	3.73%	435,838	3.73%	June 2042
TMCL VI Term Loan	249,421	4.30%	276,210	4.30%	February 2038
TMCL VII 2018-1 Bonds	227,624	4.14%	245,399	4.14%	July 2043
TMCL VII 2019-1 Bonds	327,563	4.02%	—	—	April 2044
TAP Funding Revolving Credit Facility	152,824	3.69%	171,937	4.41%	December 2021
Total debt obligations	$3,797,729		$3,409,827
Amount due within one year	$242,433		$191,689
Amounts due beyond one year	$3,555,296		$3,218,138

(1) Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its scheduled conversion date.

 Secured Debt Facilities

(a)	TMCL II

TMCL II has a securitization facility (the “TMCL II Secured Debt Facility”) that provides for an aggregate commitment amount of up to $1,200,000. There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TMCL II’s primary ongoing container financing requirements have been funded by commitments under the TMCL II Secured Debt Facility.  The advance rates under the TMCL II Secured Debt Facility were 80.0% at both December 31, 2019 and 2018. TMCL II is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense on the TMCL II Secured Debt Facility.

In July 2019, TMCL II entered into an amendment of the TMCL II Secured Debt Facility, which extended the conversion date and final maturity date to July 23, 2022 and July 23, 2026, respectively, and lowered the interest rate to LIBOR plus spread of 1.75%.

Under the terms of the TMCL II Secured Debt Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount that is calculated based on TMCL II’s book value of equipment, restricted cash, net investment in direct financing and sales-type leases and container leaseback financing receivable as specified in each of the relevant secured debt facility indentures (the “Asset Base”). The total obligations under the TMCL II Secured Debt Facility is secured by a pledge of TMCL II’s assets. As of December 31, 2019, TMCL II Secured Debt Facility’s Asset Base and total assets amounted to $692,483 and $920,170, respectively.

Credit Facilities

(a)	TL

TL has a revolving credit facility (the “TL Revolving Credit Facility”) that provides for an aggregate commitment amount of up to $1,500,000 (which includes a $25,000 letter of credit facility). There is a commitment fee on the unused amount of the total commitment, payable quarterly in arrears. The TL Revolving Credit Facility provides for payments of interest only during its term beginning on its inception date through September 2023 when all borrowings are due in full. Interest on the outstanding amount due under the TL Revolving Credit Facility is based either on the base rate for Base Rate loans plus a spread between 1.5% and 2.0% or LIBOR for Eurodollar rate loans plus a spread between 2.0% and 2.5%, as defined in the credit agreement, which varied based on TGH’s leverage. TL’s primary ongoing container financing requirements have been funded by commitments under the TL Revolving Credit Facility. The advance rates under the TL Revolving Credit Facility were 83.0% and 83.5% at December 31, 2019 and 2018, respectively. Interest payments on Base Rate loans and Eurodollar rate loans are payable in arrears on the last day of each calendar month and on the last day of each interest period, respectively.

The Company wrote-off $529 of unamortized debt issuance costs in September 2018 related to the amendment of the TL Revolving Credit Facility.

TL had another revolving credit facility (the “TL Revolving Credit Facility II”) that provided for an aggregate commitment amount of up to $190,000. The TL Revolving Credit Facility II provided for payments of interest only during its term beginning on its inception date through July 23, 2020, when all borrowings were due in full. In September 2018, TL terminated its TL Revolving Credit Facility II, which would have expired in July 2020, and the unpaid debt amount of $167,000 was fully repaid by proceeds from the TL Revolving Credit Facility.

The TL Revolving Credit Facility was secured by segregated pools of TL’s containers and under the terms of the facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TL’s net book value of containers, net investment in direct financing and sales-type leases and container leaseback financing receivable designated to the facility. As of December 31, 2019, TL Revolving Credit Facility’s Asset Base amounted to $1,419,454.  TGH acts as an unconditional guarantor of the TL Revolving Credit Facility. The Company had no  outstanding letters of credit under the TL Revolving Credit Facility as of December 31, 2019 and 2018.

(b)	TAP Funding

TAP Funding has a credit agreement, that provides for a revolving credit facility with an aggregate commitment amount of up to $190,000 (the “TAP Funding Revolving Credit Facility”). There is a commitment fee on the unused amount of the total commitment, payable monthly in arrears. TAP Funding’s primary ongoing container financing requirements have been funded by commitments under the TAP Funding Revolving Credit Facility. The advance rates under the TAP Funding Revolving Credit Facility were 80.0% at both December 31, 2019 and 2018. TAP Funding is required to maintain restricted cash balances on deposit in a designated bank account equal to five months of interest expense. Interest on the outstanding amount due under the TAP Funding Revolving Credit Facility is based on one-month LIBOR plus 1.95%, payable monthly in arrears.

The TAP Funding Revolving Credit Facility is secured by a pledge of TAP Funding’s total assets and under the terms of the TAP Funding Revolving Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and an amount (the “Asset Base”), which is based on a formula based on TAP Funding’s net book value of containers and direct financing and sales-type leases. As of December 31, 2019, TAP Funding Revolving Credit Facility’s Asset Base and TAP Funding’s total assets amounted to $157,603 and $204,235, respectively.

On February 7, 2020, the Company entered into an amendment of the TAP Funding Revolving Credit Facility (see Note 14 “Subsequent Event” for further information).

Term Loan

(a)	TL

On December 18, 2019, TL has completed a $160,000 seven-year term loan (the “TL 2019 Term Loan”) with a group of financial institutions that represents a partially amortizing term loan based on defined repayment schedules until December 23, 2026. Interest on the outstanding amount due under the TL 2019 Term Loan is based on a fixed rate of 3.50% per annum, payable monthly in arrears. Under the terms of the TL 2019 Term Loan, scheduled principal repayments and interest payments are payable in 84 monthly installments commencing on January 23, 2020. The net proceeds of $158,655 from the TL 2019 Term Loan were primarily used to repay the outstanding principal balance of its TL Revolving Credit Facility.

TL had a $500,000 five-year term loan (the “TL Term Loan”) that represents a partially amortizing term loan.  Under the terms of the TL Term Loan, scheduled principal repayments were payable in twenty quarterly installments, consisting of nineteen quarterly installments, commencing on September 30, 2014, each in an amount equal to 1.58% of the initial principal balance and one final installment payable on the Maturity Date (April 30, 2019). In September 2018, TL terminated its TL Term Loan, which would have matured in April 2019, and the unpaid debt amount of $332,000 was fully repaid by proceeds from the TL Revolving Credit Facility. The Company wrote-off $352 of unamortized debt issuance costs in September 2018.

(b)	TMCL VI

TMCL VI has a $300,000 fixed rate term loan (the “TMCL VI Term Loan”) with a lender group comprised of a financial institution and one institutional investor. The facility represents a partially-amortizing term loan based on defined repayment schedules until February 15, 2025 and after that, repayment will be based on available cash. It has a legal final maturity date on February 15, 2038. The proceeds from the TMCL VI Term Loan were primarily used to repay $159,480 and $122,910 of the outstanding principal balance of TMCL II Secured Debt Facility and TL Revolving Credit Facility, respectively. The advance rates under the TMCL VI Term Loan were 77.1% at both December 31, 2019 and 2018. TMCL VI was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VI Term Loan.

Under the terms of the TMCL VI Term Loan, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL VI’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases (the “Asset Base”). The total obligations under the TMCL VI Term Loan are secured by a pledge of TMCL VI’s assets. As of December 31, 2019, the TMCL VI Term Loan Asset Base and TMCL VI’s total assets amounted to $252,122 and $352,148, respectively.

 Bonds Payable

(a)	TMCL V

TMCL V issued the Series 2017-1 Fixed Rate Asset Backed Notes (the “TMCL V 2017-1 Bonds”), $350,000 aggregate Class A principal amount and $70,000 aggregate Class B principal amount of TMCL V 2017-1 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $420,000 in TMCL V 2017-1 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are May 20, 2026 and May 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rates under the TMCL V 2017-1 Bonds were 75.2% at both December 31, 2019 and 2018. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL V 2017-1 Bonds. Proceeds from the TMCL V 2017-1 Bonds was used to acquire containers from TMCL III and for general corporate purposes.  The TMCL V 2017-1 Bonds are secured by a pledge of TMCL V’s total assets.

TMCL V also issued the Series 2017-2 Fixed Rate Asset Backed Notes (the “TMCL V 2017-2 Bonds”), $416,000 aggregate Class A principal amount and $84,000 aggregate Class B principal amount of TMCL V 2017-2 Bonds, to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $500,000 in TMCL V 2017-2 Bonds represent fully amortizing notes payable over a scheduled payment term of 9 years, but not to exceed a maximum payment term of 25 years. The target final payment date and legal final payment date are June 20, 2026 and June 20, 2042, respectively. Both principal and interest incurred are payable monthly in arrears. The advance rates under the 2017-2 Bonds were 77.6% at both December 31, 2019 and 2018. TMCL V was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VII 2017-2 Bonds. Proceeds from the TMCL VII 2017-2 Bonds was used to acquire containers from the TL Revolving Credit Facility and the TMCL II Secured Debt Facility and for general corporate purposes. The TMCL V 2017-2 Bonds are secured by a pledge of TMCL V’s total assets.

Under the terms of the TMCL V 2017-1 Bonds and the TMCL V 2017-2 Bonds, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL V’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in the bond indenture (the “Asset Base”). The total obligations under the TMCL V 2017-1 Bonds and the TMCL V 2017-2 Bonds are secured by a pledge of TMCL V’s assets. As of December 31, 2019, the TMCL V 2017-1 Bonds and the TMCL V 2017-2 Bonds’ Asset Base amounted to $322,401 and $402,722, respectively, and TMCL V’s total assets amounted to $979,498.

(b)	TMCL VII

TMCL VII issued the Series 2018-1 Bonds, $250,000 aggregate Class A principal amount and $9,100 aggregate Class B principal amount of Series 2018-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2018-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act.

The TMCL VII 2018-1 Bonds were issued at 98.82% of par value for the TMCL VII 2018-1 Bonds Class A notes and 98.14% of par value for the TMCL VII 2018-1 Bonds Class B notes, resulting in a total discount of $3,124, which is being accreted to interest expense using the interest rate method over a 7 year term. The $259,100 in TMCL VII 2018-1 Bonds represent partially amortizing notes payable over a scheduled payment term of 7 years, but not to exceed a maximum payment term of 25 years. Both principal and interest incurred were payable monthly in arrears. The anticipated repayment date and legal final payment date was July 2025 and July 2043, respectively. The advance rates under the 2018-1 Bonds was 80.6% and 82.5% at December 31, 2019 and 2018, respectively. TMCL VII was required to maintain restricted cash balances on deposit in a designated bank account equal to nine months of interest expense on the TMCL VII 2018-1 Bonds. Proceeds from the TMCL VII 2018-1 Bonds was primarily used to acquire containers from TL Revolving Credit Facility and TMCL II Secured Debt Facility and for general corporate purposes. The TMCL VII 2018-1 Bonds are secured by a pledge of TMCL VII’s total assets.

On April 24, 2019, TMCL VII also issued the Series 2019-1 Fixed Rate Asset Backed Notes (the “TMCL VII 2019-1 Bonds”), $328,900 of aggregate Class A principal amount and $21,100 of aggregate Class B principal amount of TMCL VII 2019-1 Bonds to qualified institutional investors pursuant to Rule 144A under the Securities Act and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The TMCL VII 2019-1 Bonds totaling $350,000 represent partially amortizing notes payable over a scheduled payment term of 7.5 years, but not to exceed a maximum payment term of 25 years. The anticipated repayment date and legal final payment date was October 2026 and April 2044, respectively. The advance rate under the 2019-1 Bonds was 82.6% at December 31, 2019. Under the terms of the TMCL VII 2019-1 Bonds, both principal and interest incurred are payable monthly. Proceeds from the TMCL VII 2019-1 Bonds were primarily used to pay down debt in our secured debt facility and revolving credit facility. The TMCL VII 2019-1 Bonds are secured by a pledge of TMCL VII’s total assets.

Under the terms of the TMCL VII 2018-1 Bonds and TMCL 2019-1 Bonds, the total outstanding principal may not exceed an amount that is based on a formula based on TMCL VII ’s book value of equipment, restricted cash and net investment in direct financing and sales-type leases as specified in the bond indenture (the “Asset Base”). The total obligations under the TMCL VII 2018-1 Bonds and TMCL VII 2019-1 Bonds are secured by a pledge of TMCL VII’s assets. As of December 31, 2019, the TMCL VII 2018-1 Bonds and TMCL VII 2019-1 Bonds’ Asset Base amounted to $230,477 and $329,908, respectively, and TMCL VII’s total assets amounted to $713,593.

Restrictive Covenants

The Company’s debt agreements contain various restrictive financial and other covenants, including limitations on certain liens, indebtedness and investments.

•

The TL Revolving Credit Facility and TL 2019 Term Loan contain certain restrictive financial covenants on TGH’s leverage ratio, fixed charge coverage ratio and consolidated tangible net worth; and TL’s leverage coverage and interest coverage ratio.

•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the TAP Funding Revolving Credit Facility, the TMCL V 2017-1 Bonds, the TMCL V 2017-2 Bonds, the TMCL VII 2018-1 Bonds and the TMCL VII 2019-1 Bonds contain restrictive covenants on leverage ratio of TGH and net income and debt levels of TGH’s container management subsidiary.

•	The TMCL II Secured Debt Facility also contain restrictive covenants regarding certain containers sales proceeds ratio.
•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the TAP Funding Revolving Credit Facility, the TMCL V 2017-1 Bonds, the TMCL V 2017-2 Bonds, the TMCL VII 2018-1 Bonds and the TMCL VII 2019-1 Bonds also contain restrictive covenants regarding certain debt service coverage ratios and the average age of the underlying container fleets securing each of these obligations.

•

The TMCL II Secured Debt Facility, the TMCL VI Term Loan, the TMCL V 2017-1 Bonds, the TMCL V 2017-2 Bonds, the TMCL VII 2018-1 Bonds and the TMCL VII 2019-1 Bonds also contain restrictive covenants on TMCL II, TMCL VI, TMCL V and TMCL VII’s ability to incur other obligations and distribute earnings, respectively.

•	All of the Company’s debt facilities also contain restrictive covenants on borrowing base minimums.

TGH and its subsidiaries were in full compliance with these restrictive covenants at December 31, 2019.

The following is a schedule of future scheduled repayments, by year, and borrowing capacities, as of December 31, 2019:

	Twelve months ending December 31,						Available borrowing,	Current and Available Borrowing,
	2020	2021	2022	2023	2024 and thereafter	Total Borrowing	as limited by the Borrowing Base	as limited by the Borrowing Base
TL Revolving Credit Facility	$5,063	$138,229	$138,229	$1,004,768	$—	$1,286,289	$133,165	$1,419,454
TL 2019 Term Loan	10,523	10,898	11,285	11,686	115,608	160,000	—	160,000
TMCL II Secured Debt Facility	68,459	66,435	60,474	52,086	447,052	694,506	—	694,506
TMCL V 2017-1 Bonds	39,357	52,173	63,220	62,557	101,572	318,879	—	318,879
TMCL V 2017-2 Bonds (1)	43,958	55,259	67,021	80,125	152,584	398,947	—	398,947
TMCL VI Term Loan	25,500	25,500	25,500	25,500	149,400	251,400	—	251,400
TMCL VII 2018-1 Bonds (1)	18,655	18,655	18,655	18,655	157,796	232,416	—	232,416
TMCL VII 2019-1 Bonds (1)	28,000	28,000	28,000	28,000	219,333	331,333	—	331,333
TAP Funding Revolving Credit Facility	11,038	142,487	—	—	—	153,525	4,078	157,603
Total (2)	$250,553	$537,636	$412,384	$1,283,377	$1,343,345	$3,827,295	$137,243	$3,964,538

(1)	Future scheduled payments for the TMCL V 2017-2 Bonds, TMCL VII 2018-1 Bonds and TMCL VII 2019-1 Bonds exclude an unamortized discount of $45, $2,332 and $101, respectively.
(2)	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $27,088.

Derivative Instruments and Hedging Activities

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its debt obligations. The following is a summary of the Company’s derivative instruments as of December 31, 2019:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks, with fixed rates between 1.27% and 2.94% per annum, amortizing notional amounts, with termination dates through January 15, 2023, non-designated	$796,500
Interest rate swap contracts with several banks, with fixed rates between 1.57% and 1.58% per annum, amortizing notional amounts, with termination dates through April 15, 2023, designated	110,000
Interest rate cap contracts with several banks with fixed rates between 3.00% and 5.00% per annum, nonamortizing notional amounts, with termination dates through September 15, 2022, non-designated	124,000
Total notional amount as of December 31, 2019	$1,030,500

In December 2019, the Company entered into interest rate swap agreements for a total notional amount of $110,000. These interest rate swaps are designated and qualify as cash flow hedges of interest expense risk.  These instruments are considered effective hedges and are recorded using hedge accounting. Under cash flow hedging, the entire gain or loss on the derivative is initially reported as a component of accumulated other comprehensive income. Amounts are deferred in accumulated other comprehensive income and reclassified into earnings in interest expense when the hedged item affects earnings. The Company performs quarterly assessments of hedge effectiveness by verifying and documenting the critical terms of the hedge instrument and determining that forecasted transactions have not changed significantly. All of the Company’s other outstanding interest rate swap and cap agreements as of December 31, 2019 are economic hedges and not designated as cash flow hedges for accounting purposes. The fair value of the interest rate swap and cap agreements not designated as cash flow hedges are measured at each of the balance sheet date and the change in fair value is recorded in the consolidated statements of comprehensive income as unrealized gain (loss) on derivative instruments, net and reclassified to realized gain (loss) on derivative instruments, net as they are realized.

The Company’s derivative instruments had a fair value asset and liability of $135 and $13,778 as of December 31, 2019, respectively, and a fair value asset and liability of $5,555 and $3,639 as of December 31, 2018, respectively, which are inclusive of counterparty risk. The counterparties to the Company’s interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swap agreements, the Company’s exposure is limited to the interest rate differential on the notional amount at each monthly settlement period over the life of the agreements. The Company monitors its counterparties’ credit ratings on an on-going basis and does not anticipate any non-performance by the counterparties. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its derivative agreements are included in derivative instruments in the accompanying consolidated balance sheets.

The Company expects to reclassify an estimated net gain amount of $210 related to the designated interest rate swap agreements from accumulated other comprehensive income to interest expense in the consolidated statements of comprehensive income over the next twelve months. The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of comprehensive income during the years ended December 31, 2019, 2018 and 2017:

		2019	2018	2017
Derivative instruments	Financial Statement Caption
Non-designated derivative instruments	Realized gain (loss) on derivative instruments, net	$1,939	$5,238	$(1,191)
Non-designated derivative instruments	Unrealized (loss) gain on derivative instruments, net	$(15,442)	$(5,790)	$4,094
Designated derivative instruments	Other comprehensive loss	$(110)	$—	$—
Designated derivative instruments	Interest and debt income (expense), net	$7	$—	$—